SHARE-BASED COMPENSATION (Details) - Summary of granted stock options to acquire common stock	6 Months Ended
	Jun. 30, 2022 $ / shares	Jun. 30, 2021 $ / shares
Summary of granted stock options to acquire common stock [Abstract]
Stock Options, Balance, January 1	5,257,089	2,923,770
Weighted Average Exercise Price, Balance, January 1	$ 1.73	$ 1.76
Stock Options, Granted	671,300	2,622,386
Weighted Average Exercise Price, Granted	$ 0.54	$ 2.1
Stock Options, Forfeited	(2,085,997)	(19,568)
Weighted Average Exercise Price, Forfeited	$ 1.94	$ 0.73
Stock Options, Expired		(9,810)
Weighted Average Exercise Price, Expired		$ 3.66
Stock Options, Exercised		(120,633)
Weighted Average Exercise Price, Exercised		$ 1.44
Stock Options, Balance, June 30	3,842,392	5,396,145
Weighted Average Exercise Price, Balance, June 30	$ 1.4	$ 1.94